Disclosure on individual items of the consolidated financial statements (Details) - Schedule of grants under share based payment - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of grants under share based payment [Line Items]
Number of awards	342,850	187,500
Maximum term (years)	4 years	4 years
Awards outstanding at the beginning of the reporting period	187,500
Awards granted in the reporting period	155,350	187,500
Awards forfeited in the reporting period	(50,000)
Awards exercised in the reporting period	(96,873)
Awards expired in the reporting period
Awards outstanding at the end of the reporting period	195,977	187,500
Awards exercisable at the end of the reporting period
Non-Qualified Stock Options [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of grants under share based payment [Line Items]
Number of awards	1,457,375
Maximum term (years)	4 years
Awards outstanding at the beginning of the reporting period
Awards granted in the reporting period	1,457,375
Awards forfeited in the reporting period	(135,792)
Awards exercised in the reporting period
Awards expired in the reporting period
Awards outstanding at the end of the reporting period	1,321,583
Awards exercisable at the end of the reporting period	77,100